Thornburg Investment Management

SUPPLEMENT DATED OCTOBER 9, 2009 TO THORNBURG FUNDS PROSPECTUS DATED FEBRUARY 1, 2009, AS REVISED JULY 15, 2009, THORNBURG INSTITUTIONAL CLASS SHARES PROSPECTUS DATED FEBRUARY 1, 2009, THORNBURG RETIREMENT PLAN SHARES PROSPECTUS DATED FEBRUARY 1, 2009, THORNBURG INVESTMENT TRUST'S STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 1, 2009, THORNBURG INVESTMENT TRUST'S STATEMENT OF ADDITIONAL INFORMATION FOR INSTITUTIONAL CLASS SHARES DATED FEBRUARY 1, 2009, AND THORNBURG INVESTMENT TRUST'S STATEMENT OF ADDITIONAL INFORMATION FOR RETIREMENT PLAN SHARES DATED FEBRUARY 1, 2009.


Effective January 1, 2010, William V. Fries will conclude his service as co-portfolio manager of Thornburg Value Fund. Edward Maran and Connor Browne will continue to serve as co-portfolio managers for Thornburg Value Fund. Mr. Fries will continue to serve as co-portfolio manager of Thornburg International Value Fund and remain a member of the equity team at Thornburg Investment Management, Inc.